Goodwill	12 Months Ended
Dec. 31, 2020
Intangible Assets [Abstract]
Goodwill	Goodwill

(CAD$ in millions)	Steelmaking Coal Operations	Quebrada Blanca	Total
January 1, 2019	$702	$419	$1,121
Changes in foreign exchange rates	—	(20)	(20)
December 31, 2019	$702	$399	$1,101
Changes in foreign exchange rates	—	(8)	(8)
December 31, 2020	$702	$391	$1,093

The results of our annual goodwill impairment analysis and key assumptions used in the analysis are outlined in Notes 8(b) and 8(c).